BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2017
BUSINESS COMBINATION
BUSINESS COMBINATION

NOTE 43 — BUSINESS COMBINATION

Chuí Holding S/A

On December 28, 2017, the subsidiary Eletrosul concluded the capitalization of the amount of R$ 207,124 in Chuí Holding S/A referring to the contribution an advance for future capital increase. The shareholding increased from 49% to 86.57%, due to the dilution of other parties equity interest. On the same date, the Company transferred the amount of 50,228,188 (equivalent to R$ 93,305) common shares to shareholder Brave Winds Geradora III S/A, on effectively transferred to R$ 306,134, and, after the assignment, holds the control with 78% of the capital of Chuí Holding S/A. The measurement of the value of the minority interest was due to the proportion of participation in the Company’s fair value. The fair value of the business acquired was estimated based upon an appraisal report prepared by an external expert hired by the Company. Which is approximated of the book value

12/28/2017
Estimated fair value of prior interest before business combination	192,315
(+) Advances for capital increase	207,124
(+) Share swap	(93,305)
Estimated fair value at the time of acquisition (78%)	306,134

Minority interest (22%)	86,345

Total amount of the investment	392,479

Recgonzied amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	61,103
Accounts receivables	10,892
Other accounts receivables	595
Tied Funds	255
Intangible assets	17,062
PP&E	664,997
Loans and Financing	17,380
Accounts payable to suppliers	(327,528)
Tax Obligations	(1,946)
Other accoutns payable	(2,868)
Other	(47,463)

Total idenfiable net assets	392,479

The allocation of the estimates used in the business combination accounting is temporary as the Company will make the final allocation of the FVs on the acquisition and adjustments, if any, within one year after the completion of the transaction, under the requirement of IFRS 3 - Business Combinations.

Santa Vitória do Palmar Holding S/A

On December 28, 2017, the subsidiary Eletrosul concluded the capitalization of the amount of R$ 192,443 in Santa Vitória do Palmar Holding S/A, referring to the capital contribution of prior advances for future capital increase. With the capitalization, the shareholding increased from 49% to 53.63%, due to dilution of other partners’ capital. On the same date, the Company received in exchange from Acionista Brave Winds Geradora S/A, the amount of 101,925,081 (equivalent to R$ 182,079)  common shares, adjusting the consideration effectively transferred to R$ 374,522, holding the control with 78% of the capital of Santa Vitória do Palmar Holding S/A.

The increase in Eletrosul’s interest is a consequence of the Investment Equity Fund - FIP (Fundo de Investimento em Participações — in Portuguese) not contributing the resources needed to complete the wind farms capitalization needs. The stock exchange seeks to standardize the shareholders’ holdings and preserve the rights agreed between the shareholders.

The measurement of the value of the minority interest was due to the proportion of participation in the Company’s fair value. The fair value of the business acquisition was estimated based upon an appraisal report prepared by an external expert hired by the Company. Which is approximated of the book value.

12/28/2017
Estimated fair value of prior interest before business combination	167,045
(+) Advances for capital increase	192,443
(+) Share swap	182,079
(+) Advantageous purchase	33,335
Estimated fair value at the time of acquisition (78%)	574,902

Minority interest (22%)	162,152

Total amount of the investment	737,054

Recgonzied amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	145,618
Accounts receivables	31,515
Recoverable taxes	1,780
Other accounts receivables	954
Tied Funds	61,634
Intangible assets	51,970
PP&E	1,662,943
Loans and Financing	(943,751)
Accounts payable to suppliers	(35,708)
Debentures	(114,928)
Tax Obligations	(8,043)
Other accoutns payable	(116,931)

Total idenfiable net assets	737,053

The allocation of the estimates used in the business combination accounting is temporary as the Company will make the final allocation of the FVs on the acquisition and adjustments, if any, within one year after the completion of the transaction, under the requirement of IFRS 3 - Business Combinations.

Livramento Holding S/A

On December 28, 2017, the subsidiary Eletrosul concluded the capitalization in Livramento Holding S/A of the amount of R$ 6,126, contributed as an advance for future capital increase. With this capitalization, the equity interest increased from 59% to 73.84%, due to dilution of other parties’ capital. On the same date, as a result of the shareholders’ agreement, the Company received in exchange from the shareholder Brasil Energia Renovável — Fundo de Investimento em Participação (FIP), the amount of 20,481,425 (equivalent to R$ 1,717) common shares, adjusting the consideration effectively transferred to R$ 32,197, holding the control with 78% of Livramento Holding S/A.

The increase in Eletrosul’s stake is a consequence of the FIP and ELOS not having contributed the resources needed to complete the wind farms capitalization needs. The stock exchange seeks to standardize the shareholders’ holdings and preserve the rights agreed between the shareholders.  The measurement of the amount of the minority interest was due to the proportion of participation in the Company’s fair value.

The fair value of the business acquired was estimated based on an appraisal report prepared by an external expert hired by the Company. Which is approximate of the book value.

12/28/2017
Estimated fair value of prior interest before business combination	24,355
(+) Advances for capital increase	6,126
(+) Share swap	1,717
Estimated fair value at the time of acquisition (78%)	32,197

Minority interest (22%)	9,081

Total amount of the investment	41,279

Recgonzied amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4,319
Accounts receivables	1,809
Recoverable taxes	2,974
Other accounts receivables	80
Tied Funds	3,028
PP&E	151,221
Loans and Financing	(42,059)
Accounts payable to suppliers	(7,233)
Tax Obligations	(2,923)
Other accoutns payable	(69,937)

Total idenfiable net assets	41,279

The allocation of the estimates used in the business combination accounting is temporary as the Company will make the final allocation of the FVs on the acquisition and adjustments, if any, within of year after the completion of the transaction, under the requirement of IFRS 3 - Business Combinations.